Segmented Information (Tables)	12 Months Ended
Dec. 31, 2024
Segmented Information
Schedule of segmented information

			Exploration		Refining and		Corporate and
For the years ended December 31	Oil Sands		and Production		Marketing		Eliminations		Total
($ millions)	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023

Revenues and Other Income
Gross revenues	20 818	18 569	2 798	2 689	31 266	30 959	(1)	(11)	54 881	52 206
Intersegment revenues	8 442	7 466	-	-	75	109	(8 517)	(7 575)	-	-
Less: Royalties	(3 645)	(2 623)	(547)	(491)	-	-	-	-	(4 192)	(3 114)
Operating revenues, net of royalties	25 615	23 412	2 251	2 198	31 341	31 068	(8 518)	(7 586)	50 689	49 092
Other income (loss)	176	1 469	16	10	255	224	(2)	(49)	445	1 654
	25 791	24 881	2 267	2 208	31 596	31 292	(8 520)	(7 635)	51 134	50 746
Expenses
Purchases of crude oil and products	2 559	1 935	-	-	24 915	23 867	(8 359)	(7 587)	19 115	18 215
Operating, selling and general	9 428	9 329	524	475	2 466	2 558	641	1 021	13 059	13 383
Transportation and distribution	1 225	1 213	89	76	566	521	(38)	(35)	1 842	1 775
Depreciation, depletion, amortization and impairment	5 134	4 902	707	483	996	934	117	116	6 954	6 435
Exploration	86	60	6	14	-	-	-	-	92	74
Gain on disposal of assets	(15)	(39)	-	(600)	(8)	(28)	(2)	(325)	(25)	(992)
Financing expenses	767	670	74	69	65	57	1 004	471	1 910	1 267
	19 184	18 070	1 400	517	29 000	27 909	(6 637)	(6 339)	42 947	40 157
Earnings (Loss) before Income Taxes	6 607	6 811	867	1 691	2 596	3 383	(1 883)	(1 296)	8 187	10 589
Income Tax Expense (Recovery)
Current	-	-	-	-	-	-	-	-	2 465	1 734
Deferred	-	-	-	-	-	-	-	-	(294)	560
	-	-	-	-	-	-	-	-	2 171	2 294
Net Earnings	-	-	-	-	-	-	-	-	6 016	8 295
Capital and Exploration Expenditures(1)	4 340	4 096	907	668	1 190	1 002	46	62	6 483	5 828
(1)	Excludes capital expenditures related to assets previously held for sale of $108 million for the year ended December 31, 2023.

Schedule of disaggregation of revenue from contracts with customers and intersegment revenue

The company’s revenues are from the following major commodities and geographical regions:

For the years ended December 31	2024			2023
($ millions)	North America	International	Total	North America	International	Total
Oil Sands
Synthetic crude oil and diesel	19 336	-	19 336	18 817	-	18 817
Bitumen	9 924	-	9 924	7 218	-	7 218
	29 260	-	29 260	26 035	-	26 035
Exploration and Production
Crude oil and natural gas liquids	2 127	671	2 798	1 689	994	2 683
Natural gas	-	-	-	-	6	6
	2 127	671	2 798	1 689	1 000	2 689
Refining and Marketing
Gasoline	13 357	-	13 357	13 106	-	13 106
Distillate	15 181	-	15 181	15 283	-	15 283
Other	2 803	-	2 803	2 679	-	2 679
	31 341	-	31 341	31 068	-	31 068
Corporate and Eliminations
	(8 518)	-	(8 518)	(7 586)	-	(7 586)
Total Gross Revenue from Contracts with Customers	54 210	671	54 881	51 206	1 000	52 206

Schedule of operating revenues, net of royalties and non-current assets by geographic area

Operating Revenues, net of Royalties

($ millions)	2024	2023

Canada(1)	42 639	41 938
United States	7 650	6 447
Other foreign(1)	400	707
	50 689	49 092
(1)	Prior period amounts of operating revenues, net of royalties, have been reclassified to conform to the current year presentation. For the year ended December 31, 2023, $10 million was reclassified from Other foreign to Canada. This reclassification had no effect on the operating revenues, net of royalties.

Non-Current Assets(2)

	December 31	December 31
($ millions)	2024	2023

Canada	72 820	71 438
United States	2 344	2 624
Other foreign	152	584
	75 316	74 646
(2)	Excludes deferred income tax assets.